Capitalized Software, net - Schedule of Capitalized Software (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Prepaid Expenses and Other Current Assets
Gross Amount	$ 42,192	$ 18,638
Accumulated Amortization	(17,902)	(10,584)
Net Amount	$ 24,290	$ 8,054